STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

BNY Mellon Sustainable Global Emerging Markets ETF
Description Shares Value ($)
Common Stocks – 96.3%
Brazil – 5.3%
Afya Ltd., Class A
(a)
7,411 77,816
Fleury SA 30,027 94,304
Raia Drogasil SA 32,938 133,557
WEG SA 41,862 227,348
533,025
China – 29.7%
Aier Eye Hospital Group Co. Ltd., Class A 22,735 102,552
By-health Co. Ltd., Class A 85,300 233,976
Flat Glass Group Co. Ltd., Class H
(a)
13,750 49,921
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 13,197 136,393
Hualan Biological Engineering, Inc., Class A 19,400 57,591
Jiangsu Hengrui Medicine Co. Ltd., Class A 29,800 156,095
LONGi Green Energy Technology Co. Ltd., Class A 32,480 296,491
Medlive Technology Co. Ltd.
(b)
26,125 33,214
NARI Technology Co. Ltd., Class A 60,840 263,509
Pharmaron Beijing Co. Ltd., Class H
(b)
24,390 198,696
Ping An Insurance Group Co. of China Ltd., Class H 24,875 146,400
Shenzhen Inovance Technology Co. Ltd., Class A 39,100 383,734
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 3,100 133,208
StarPower Semiconductor Ltd., Class A 2,900 167,620
Sungrow Power Supply Co. Ltd., Class A 11,400 209,583
Wuhan DR Laser Technology Corp. Ltd., Class A 8,000 266,580
Wuxi Lead Intelligent Equipment Co., Ltd. 13,000 115,080
XPeng , Inc., Class A
(a)
5,350 62,701
3,013,344
Denmark – 2.2%
Novozymes A/S, Class B 3,449 219,860
France – 2.0%
L'Oreal SA 526 197,889
Germany – 1.3%
Infineon Technologies AG 4,923 133,587
Hong Kong – 4.2%
AIA Group Ltd. 35,850 360,788
Vitasoy International Holdings Ltd. 46,320 69,746
430,534
India – 28.3%
Apollo Hospitals Enterprise Ltd. 2,597 138,016
Asian Paints Ltd. 2,715 114,194
Bandhan Bank Ltd.
(b)
41,011 142,910
Dr. Lal PathLabs Ltd.
(b)
6,714 195,132
Godrej Consumer Products Ltd.
(a)
20,970 225,875

STATEMENT OF INVESTMENTS
(continued)

BNY Mellon Sustainable Global Emerging Markets ETF (continued)
Description Shares Value ($)
Common Stocks – 96.3% (continued)
India – 28.3% (continued)
Havells India Ltd. 7,886 124,302
HDFC Asset Management Co. Ltd.
(b)
2,366 58,128
HDFC Bank Ltd. 14,365 259,929
Hindustan Unilever Ltd. 9,449 314,413
Housing Development Finance Corp. Ltd. 7,114 213,417
ICICI Prudential Life Insurance Co. Ltd.
(b)
14,476 101,108
Indus Towers Ltd. 43,787 122,945
Info Edge India Ltd. 2,562 140,168
Marico Ltd. 46,451 303,573
PB Fintech Ltd.
(a)
9,198 54,339
Syngene International Ltd.
(b)
12,468 89,340
Tata Consultancy Services Ltd. 6,512 271,280
2,869,069
Indonesia – 2.8%
Bank Rakyat Indonesia ( Persero ) Tbk PT 982,034 288,668
Mexico – 1.0%
Bolsa Mexicana de Valores SAB de CV 55,370 103,865
Netherlands – 2.3%
ASML Holding NV 410 232,734
Philippines – 1.5%
ACEN Corp. 38,130 5,789
Ayala Corp. 12,710 142,939
148,728
Russia – 0.0%
HeadHunter Group PLC, ADR
(c)
2,862 0
South Africa – 3.8%
Capitec Bank Holdings Ltd. 1,067 127,888
Clicks Group Ltd. 8,419 141,740
Discovery Ltd.
(a)
14,632 112,945
382,573
South Korea – 2.7%
Samsung SDI Co. Ltd. 613 268,491
Taiwan – 7.4%
Delta Electronics, Inc. 25,000 215,424
Taiwan Semiconductor Manufacturing Co. Ltd. 31,750 539,753
755,177

See Notes to Statement of Investments
BNY Mellon Sustainable Global Emerging Markets ETF (continued)
Description Shares Value ($)
Common Stocks – 96.3% (continued)
United States – 1.8%
Livent Corp.
(a)
7,404 184,286
Total Investments (cost $11,267,714) 96.3% 9,761,830
Cash and Receivables (Net) 3.7% 378,906
Net Assets 100.0% 10,140,736
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, these securities were valued at $818,528 or 8.07% of net assets.
(c)
The fund held Level 3 securities at July 31, 2022. These securities were valued at $0 or 0.00% of net assets.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable Global Emerging
Markets ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by BNY Mellon
ETF Trust (the “Trust”) Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of July 31, 2022 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 9,761,830 — 0 9,761,830
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At July 31, 2022,  accumulated net unrealized depreciation on investments was
$1,505,884, consisting of gross appreciation of $138,834 and gross depreciation of
$1,644,718.
At July 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).